Share Capital (Details) - Schedule of Information About Stock Options Outstanding	12 Months Ended
Mar. 31, 2023 $ / shares
$3.93 [Member]
Share Capital (Details) - Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	$ 3.93
Number of options outstanding	478,000
Weighted average remaining contractual life	4 years 25 days
Weighted average exercise price	$ 3.93
Number of options exercisable	79,666
Weighted average exercise price	$ 3.93
$4.08 [Member]
Share Capital (Details) - Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	$ 4.08
Number of options outstanding	60,000
Weighted average remaining contractual life	4 years 10 months 24 days
Weighted average exercise price	$ 4.08
$5.46 [Member]
Share Capital (Details) - Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	$ 5.46
Number of options outstanding	493,668
Weighted average remaining contractual life	2 years 1 month 24 days
Weighted average exercise price	$ 5.46
Number of options exercisable	410,832
Weighted average exercise price	$ 5.46
$9.45 [Member]
Share Capital (Details) - Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	$ 9.45
Number of options outstanding	400,000
Weighted average remaining contractual life	2 years 7 months 13 days
Weighted average exercise price	$ 9.45
Number of options exercisable	268,335
Weighted average exercise price	$ 9.45
$3.93 to $9.45 [Member]
Share Capital (Details) - Schedule of Information About Stock Options Outstanding [Line Items]
Number of options outstanding	1,431,668
Weighted average remaining contractual life	3 years 14 days
Weighted average exercise price	$ 6.01
Number of options exercisable	758,833
Weighted average exercise price	$ 6.71
$3.93 to $9.45 [Member] | Minimum [Member]
Share Capital (Details) - Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	3.93
$3.93 to $9.45 [Member] | Maximum [Member]
Share Capital (Details) - Schedule of Information About Stock Options Outstanding [Line Items]
Exercise price	$ 9.45